Credit Risk - Summary of Country Risk Exposure (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Risk exposures	£ 316,322	£ 310,948
Governments [member]
Disclosure of credit risk exposure [line items]
Risk exposures	37,300	37,400
Government Guaranteed [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Banks [member]
Disclosure of credit risk exposure [line items]
Risk exposures	9,800	14,300
Other Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Risk exposures	26,700	31,900
Retail [member]
Disclosure of credit risk exposure [line items]
Risk exposures	204,900	194,500
Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Risk exposures	39,900	41,300
Eurozone Countries [member]
Disclosure of credit risk exposure [line items]
Risk exposures	14,600	19,700
Eurozone Countries [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	7,600	12,700
Eurozone Countries [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100	300
Eurozone Countries [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0	200
Eurozone Countries [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,200	1,000
Eurozone Countries [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,400	1,600
Eurozone Countries [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Risk exposures	2,900	1,100
Eurozone Countries [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,400	2,800
Eurozone Countries [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Risk exposures	400	300
Eurozone Countries [member] | Governments [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Governments [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Governments [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Governments [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100
Eurozone Countries [member] | Governments [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Governments [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Governments [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	300	300
Eurozone Countries [member] | Government Guaranteed [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Government Guaranteed [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Government Guaranteed [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Government Guaranteed [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Government Guaranteed [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Government Guaranteed [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Government Guaranteed [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Government Guaranteed [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Risk exposures	3,000	3,800
Eurozone Countries [member] | Banks [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Banks [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Banks [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Banks [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	600	1,000
Eurozone Countries [member] | Banks [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,200	1,600
Eurozone Countries [member] | Banks [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100
Eurozone Countries [member] | Banks [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,100	1,200
Eurozone Countries [member] | Other Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Risk exposures	10,900	13,700
Eurozone Countries [member] | Other Financial Institutions [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	7,500	12,300
Eurozone Countries [member] | Other Financial Institutions [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100	100
Eurozone Countries [member] | Other Financial Institutions [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0	200
Eurozone Countries [member] | Other Financial Institutions [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	500
Eurozone Countries [member] | Other Financial Institutions [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100
Eurozone Countries [member] | Other Financial Institutions [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Risk exposures	2,700	900
Eurozone Countries [member] | Other Financial Institutions [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0	200
Eurozone Countries [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Retail [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Retail [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Retail [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Retail [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Retail [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Retail [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Retail [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Risk exposures	300	1,900
Eurozone Countries [member] | Corporate counterparty [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100	400
Eurozone Countries [member] | Corporate counterparty [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0	200
Eurozone Countries [member] | Corporate counterparty [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Corporate counterparty [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Corporate counterparty [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100
Eurozone Countries [member] | Corporate counterparty [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100	200
Eurozone Countries [member] | Corporate counterparty [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0	1,100
All Other Countries [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,800	3,700
All Other Countries [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	295,500	284,400
All Other Countries [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	2,300	4,400
All Other Countries [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	3,900	6,400
All Other Countries [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0	100
All Other Countries [member] | Denmark [member]
Disclosure of credit risk exposure [line items]
Risk exposures	500	700
All Other Countries [member] | Governments [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100	100
All Other Countries [member] | Governments [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	33,500	32,100
All Other Countries [member] | Governments [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,000	1,100
All Other Countries [member] | Governments [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	2,300	3,800
All Other Countries [member] | Governments [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Governments [member] | Denmark [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Government Guaranteed [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Government Guaranteed [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Government Guaranteed [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Government Guaranteed [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Government Guaranteed [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Government Guaranteed [member] | Denmark [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Banks [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	500	1,900
All Other Countries [member] | Banks [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	3,600	4,300
All Other Countries [member] | Banks [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,100	1,500
All Other Countries [member] | Banks [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,600	2,600
All Other Countries [member] | Banks [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Banks [member] | Denmark [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0	200
All Other Countries [member] | Other Financial Institutions [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100	400
All Other Countries [member] | Other Financial Institutions [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	15,600	16,300
All Other Countries [member] | Other Financial Institutions [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100	1,500
All Other Countries [member] | Other Financial Institutions [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Other Financial Institutions [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Other Financial Institutions [member] | Denmark [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Retail [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	300	300
All Other Countries [member] | Retail [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	204,600	194,200
All Other Countries [member] | Retail [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Retail [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Retail [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Retail [member] | Denmark [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Corporate counterparty [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	800	1,000
All Other Countries [member] | Corporate counterparty [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	38,200	37,500
All Other Countries [member] | Corporate counterparty [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100	300
All Other Countries [member] | Corporate counterparty [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Corporate counterparty [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0	100
All Other Countries [member] | Corporate counterparty [member] | Denmark [member]
Disclosure of credit risk exposure [line items]
Risk exposures	500	500
All Countries Excluding Eurozone Countries [member]
Disclosure of credit risk exposure [line items]
Risk exposures	304,000	299,700
All Countries Excluding Eurozone Countries [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Risk exposures	36,900	37,100
All Countries Excluding Eurozone Countries [member] | Government Guaranteed [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Countries Excluding Eurozone Countries [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Risk exposures	6,800	10,500
All Countries Excluding Eurozone Countries [member] | Other Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Risk exposures	15,800	18,200
All Countries Excluding Eurozone Countries [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Risk exposures	204,900	194,500
All Countries Excluding Eurozone Countries [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Risk exposures	£ 39,600	£ 39,400